Average Annual Total Returns - FidelityAdvisorGrowthOpportunitiesFund-AMCIZPRO - FidelityAdvisorGrowthOpportunitiesFund-AMCIZPRO - Fidelity Advisor Growth Opportunities Fund	Jan. 29, 2024
Fidelity Advisor Growth Opportunities Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	36.80%
Past 5 years	17.29%
Past 10 years	14.84%
Fidelity Advisor Growth Opportunities Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	36.80%
Past 5 years	16.23%
Past 10 years	13.19%
Fidelity Advisor Growth Opportunities Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	21.78%
Past 5 years	13.99%
Past 10 years	11.89%
Fidelity Advisor Growth Opportunities Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	43.06%
Past 5 years	17.80%
Past 10 years	14.83%
Fidelity Advisor Growth Opportunities Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	39.73%
Past 5 years	17.57%
Past 10 years	14.85%
Fidelity Advisor Growth Opportunities Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	45.51%
Past 5 years	18.99%
Past 10 years	15.84%
Fidelity Advisor Growth Opportunities Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	45.70%
Past 5 years	19.14%
Past 10 years	15.98%
RS004
Average Annual Return:
Past 1 year	42.68%
Past 5 years	19.50%
Past 10 years	14.86%